CONTRACTUAL COMMITMENTS AND GUARANTEES - Contractual commitments (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Maturity analysis for contractual commitment
Total nominal values	R$ 3,627,054	[1]
2023
Maturity analysis for contractual commitment
Total nominal values	1,015,822
2025
Maturity analysis for contractual commitment
Total nominal values	749,362
2025
Maturity analysis for contractual commitment
Total nominal values	438,382
2027
Maturity analysis for contractual commitment
Total nominal values	358,300
2028
Maturity analysis for contractual commitment
Total nominal values	334,504
2029 onwards
Maturity analysis for contractual commitment
Total nominal values	R$ 730,684

[1]	Includes R$154.4 millions, referring to contracts for the provision of security services with Telefónica Cybersecurity Tech, S.L.U. (“CyberCo”) and its subsidiaries, companies of the Telefónica Group.